Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Depreciation & amortisation expense	₨ 7,274	$ 77	₨ 5,633	₨ 4,773
Network centric services
Disclosure of operating segments [line items]
Depreciation & amortisation expense	2,452		2,176	1,980
Data center services
Disclosure of operating segments [line items]
Depreciation & amortisation expense	4,474		3,145	2,541
Digital services
Disclosure of operating segments [line items]
Depreciation & amortisation expense	₨ 348		₨ 312	₨ 252